Schedule of Provision for Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal
State	41	29
Total Current	41	29
Federal
State
Total Deferred
Total	$ 41	$ 29